Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
MCIT	₱ 1,435
Consolidated tax benefits, MCIT	1,435
Consolidated unrecognized deferred income tax assets, MCIT	(27)
Consolidated recognized deferred income tax assets, MCIT	1,408
NOLCO	4,762
Consolidated tax benefits, NOLCO	1,429
Consolidated unrecognized deferred income tax assets, NOLCO	(997)
Consolidated recognized deferred income tax assets, NOLCO	₱ 432
December 31, 2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2020
MCIT	₱ 6
NOLCO	₱ 2,161
December 31, 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2021
MCIT	₱ 725
NOLCO	₱ 2,396
December 31, 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2022
MCIT	₱ 704
NOLCO	₱ 205